UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Mid Cap II Fund

March 31, 2016

AMP-QTLY-0516
1.814652.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 1.5%
Delphi Automotive PLC	157,196	$11,792,844
Gentex Corp.	735,614	11,541,784
Johnson Controls, Inc.	124,754	4,861,663
Tenneco, Inc. (a)	60,708	3,127,069
Visteon Corp.	77,446	6,163,927
		37,487,287
Diversified Consumer Services - 0.7%
DeVry, Inc. (b)	42,900	740,883
Houghton Mifflin Harcourt Co. (a)	599,800	11,960,012
New Oriental Education & Technology Group, Inc. sponsored ADR	96,649	3,343,089
ServiceMaster Global Holdings, Inc. (a)	82,600	3,112,368
		19,156,352
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	9,642	443,050
Buffalo Wild Wings, Inc. (a)	29,500	4,369,540
DineEquity, Inc.	223,600	20,890,948
Interval Leisure Group, Inc. (b)	159,200	2,298,848
Jubilant Foodworks Ltd.	24,798	477,901
Las Vegas Sands Corp.	200,879	10,381,427
Texas Roadhouse, Inc. Class A	287,300	12,520,534
The Restaurant Group PLC	57,000	321,407
Wyndham Worldwide Corp.	253,578	19,380,967
		71,084,622
Household Durables - 3.4%
Ethan Allen Interiors, Inc.	34,500	1,097,790
Harman International Industries, Inc.	85,501	7,613,009
iRobot Corp. (a)(b)	69,100	2,439,230
Lennar Corp. Class A	433,400	20,959,224
Mohawk Industries, Inc. (a)	12,600	2,405,340
NVR, Inc. (a)	12,670	21,949,508
PulteGroup, Inc.	1,094,500	20,478,095
Toll Brothers, Inc. (a)	397,800	11,739,078
		88,681,274
Leisure Products - 0.8%
Brunswick Corp.	74,700	3,584,106
Polaris Industries, Inc. (b)	166,808	16,427,252
		20,011,358
Media - 1.7%
AMC Networks, Inc. Class A (a)	126,300	8,201,922
Interpublic Group of Companies, Inc.	780,994	17,923,812
John Wiley & Sons, Inc. Class A	6,100	298,229
Lions Gate Entertainment Corp. (b)	313,900	6,858,715
MDC Partners, Inc. Class A	22,900	540,440
Naspers Ltd. Class N	20,600	2,875,733
News Corp. Class A	263,100	3,359,787
Omnicom Group, Inc.	49,700	4,136,531
		44,195,169
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	142,500	11,750,550
Specialty Retail - 2.5%
AutoZone, Inc. (a)	17,600	14,021,744
CarMax, Inc. (a)	15,800	807,380
Dick's Sporting Goods, Inc.	100,800	4,712,400
Foot Locker, Inc.	231,833	14,953,229
GNC Holdings, Inc.	280,600	8,909,050
L Brands, Inc.	47,400	4,162,194
Party City Holdco, Inc. (b)	61,400	923,456
Ross Stores, Inc.	4,400	254,760
Select Comfort Corp. (a)	24,100	467,299
TJX Companies, Inc.	167,800	13,147,130
Williams-Sonoma, Inc.	62,500	3,421,250
		65,779,892
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	122,400	7,332,984
G-III Apparel Group Ltd. (a)	389,430	19,039,233
Kate Spade & Co. (a)	122,700	3,131,304
Page Industries Ltd.	7,027	1,285,117
PVH Corp.	155,200	15,374,112
Ralph Lauren Corp.	38,400	3,696,384
VF Corp.	75,324	4,877,982
		54,737,116

TOTAL CONSUMER DISCRETIONARY		412,883,620

CONSUMER STAPLES - 2.0%
Beverages - 0.6%
C&C Group PLC	482,095	2,177,846
Dr. Pepper Snapple Group, Inc.	158,303	14,155,454
		16,333,300
Food & Staples Retailing - 0.9%
CVS Health Corp.	125,090	12,975,586
Kroger Co.	176,500	6,751,125
Manitowoc Foodservice, Inc. (a)	289,643	4,269,338
		23,996,049
Food Products - 0.5%
Amplify Snack Brands, Inc.	24,000	343,680
Archer Daniels Midland Co.	43,067	1,563,763
Britannia Industries Ltd.	4,994	202,496
Bunge Ltd.	98,130	5,561,027
Ingredion, Inc.	19,749	2,108,996
TreeHouse Foods, Inc. (a)	19,600	1,700,300
		11,480,262

TOTAL CONSUMER STAPLES		51,809,611

ENERGY - 3.1%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	94,900	4,159,467
Dril-Quip, Inc. (a)	161,400	9,774,384
Ensco PLC Class A	35,700	370,209
Halliburton Co.	271,700	9,705,124
Oceaneering International, Inc.	189,600	6,302,304
		30,311,488
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.	132,668	6,475,525
Cimarex Energy Co.	115,847	11,268,438
Columbia Pipeline Group, Inc.	22,154	556,065
Energen Corp.	8,961	327,883
EOG Resources, Inc.	17,400	1,262,892
Newfield Exploration Co. (a)	185,100	6,154,575
PDC Energy, Inc. (a)	35,400	2,104,530
SM Energy Co.	37,200	697,128
Southwestern Energy Co. (a)(b)	507,600	4,096,332
Suncor Energy, Inc.	556,200	15,490,090
Western Refining, Inc.	9,400	273,446
		48,706,904

TOTAL ENERGY		79,018,392

FINANCIALS - 18.7%
Banks - 6.1%
Boston Private Financial Holdings, Inc.	540,367	6,187,202
CIT Group, Inc.	176,100	5,464,383
Citizens Financial Group, Inc.	10,900	228,355
Comerica, Inc.	258,540	9,790,910
Commerce Bancshares, Inc.	262,955	11,819,827
CVB Financial Corp.	372,500	6,500,125
First Citizen Bancshares, Inc.	15,200	3,816,264
First Commonwealth Financial Corp.	384,000	3,402,240
First Republic Bank	168,400	11,222,176
Hilltop Holdings, Inc. (a)	129,596	2,446,772
Huntington Bancshares, Inc.	1,533,957	14,633,950
Investors Bancorp, Inc.	843,800	9,821,832
Lakeland Financial Corp.	216,586	9,915,307
M&T Bank Corp.	126,200	14,008,200
PacWest Bancorp	183,255	6,807,923
Prosperity Bancshares, Inc.	93,000	4,314,270
Regions Financial Corp.	1,312,500	10,303,125
SunTrust Banks, Inc.	340,015	12,267,741
UMB Financial Corp.	241,000	12,442,830
Valley National Bancorp	88,600	845,244
		156,238,676
Capital Markets - 2.4%
Ameriprise Financial, Inc.	72,887	6,852,107
Diamond Hill Investment Group, Inc.	3,000	532,080
E*TRADE Financial Corp. (a)	19,700	482,453
Franklin Resources, Inc.	145,800	5,693,490
Greenhill & Co., Inc.	80,300	1,782,660
Invesco Ltd.	565,900	17,412,743
Lazard Ltd. Class A	192,568	7,471,638
Legg Mason, Inc.	82,200	2,850,696
Raymond James Financial, Inc.	264,524	12,593,988
Stifel Financial Corp. (a)	204,600	6,056,160
		61,728,015
Consumer Finance - 1.7%
American Express Co.	3,615	221,961
Capital One Financial Corp.	155,700	10,791,567
Discover Financial Services	83,100	4,231,452
Navient Corp.	25,300	302,841
OneMain Holdings, Inc. (a)	210,300	5,768,529
SLM Corp. (a)	2,971,669	18,899,815
Synchrony Financial (a)	122,000	3,496,520
		43,712,685
Diversified Financial Services - 1.3%
CRISIL Ltd.	27,931	758,359
McGraw Hill Financial, Inc.	272,571	26,979,078
Moody's Corp.	55,100	5,320,456
		33,057,893
Insurance - 4.2%
AFLAC, Inc.	219,000	13,827,660
Bajaj Finserv Ltd.	19,464	502,677
Brown & Brown, Inc.	10,700	383,060
Chubb Ltd.	40,493	4,824,741
First American Financial Corp.	506,200	19,291,282
FNF Group	7,400	250,860
Hiscox Ltd.	577,854	8,042,146
Marsh & McLennan Companies, Inc.	228,715	13,903,585
Primerica, Inc.	173,558	7,728,538
Principal Financial Group, Inc.	343,000	13,531,350
Progressive Corp.	170,700	5,998,398
Reinsurance Group of America, Inc.	214,191	20,615,884
The Travelers Companies, Inc.	3,000	350,130
		109,250,311
Real Estate Investment Trusts - 0.6%
Ladder Capital Corp. Class A	534,401	6,653,292
Mid-America Apartment Communities, Inc.	39,796	4,067,549
Store Capital Corp.	123,661	3,200,347
VEREIT, Inc.	258,600	2,293,782
		16,214,970
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (a)	706,591	20,363,953
Jones Lang LaSalle, Inc.	150,931	17,707,225
Realogy Holdings Corp. (a)	7,400	267,214
		38,338,392
Thrifts & Mortgage Finance - 0.9%
Beneficial Bancorp, Inc. (a)	141,233	1,933,480
Essent Group Ltd. (a)	949,329	19,746,043
Housing Development Finance Corp. Ltd.	115,375	1,925,268
		23,604,791

TOTAL FINANCIALS		482,145,733

HEALTH CARE - 12.9%
Biotechnology - 0.9%
Amgen, Inc.	11,000	1,649,230
Biogen, Inc. (a)	18,500	4,815,920
BioMarin Pharmaceutical, Inc. (a)	36,200	2,985,776
Medivation, Inc. (a)	6,800	312,664
Seattle Genetics, Inc. (a)	80,594	2,828,043
United Therapeutics Corp. (a)	103,400	11,521,862
		24,113,495
Health Care Equipment & Supplies - 5.4%
Alere, Inc. (a)	37,000	1,872,570
Becton, Dickinson & Co.	58,500	8,881,470
Boston Scientific Corp. (a)	1,344,210	25,284,590
Dentsply Sirona, Inc.	247,500	15,253,425
Hologic, Inc. (a)	481,700	16,618,650
Medtronic PLC	27,500	2,062,500
Olympus Corp.	139,200	5,411,169
ResMed, Inc.	119,827	6,928,397
St. Jude Medical, Inc.	34,700	1,908,500
Steris PLC	305,800	21,727,090
The Cooper Companies, Inc.	66,139	10,183,422
Zimmer Biomet Holdings, Inc.	203,300	21,677,879
		137,809,662
Health Care Providers & Services - 3.3%
AmSurg Corp. (a)	30,700	2,290,220
Cardinal Health, Inc.	284,255	23,294,697
Cigna Corp.	32,900	4,515,196
Community Health Systems, Inc. (a)	60,400	1,118,004
DaVita HealthCare Partners, Inc. (a)	239,600	17,581,848
HCA Holdings, Inc. (a)	106,955	8,347,838
Laboratory Corp. of America Holdings (a)	109,100	12,778,883
McKesson Corp.	72,806	11,448,744
Surgical Care Affiliates, Inc. (a)	35,300	1,633,684
Universal Health Services, Inc. Class B	16,500	2,057,880
VCA, Inc. (a)	4,800	276,912
		85,343,906
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	266,695	10,627,796
Bruker Corp.	199,700	5,591,600
Thermo Fisher Scientific, Inc.	103,830	14,701,290
		30,920,686
Pharmaceuticals - 2.1%
Catalent, Inc. (a)	187,400	4,997,958
Endo International PLC(a)	324,400	9,131,860
Horizon Pharma PLC (a)	56,300	932,891
Jazz Pharmaceuticals PLC (a)	168,466	21,993,236
Pacira Pharmaceuticals, Inc. (a)	76,500	4,052,970
Teva Pharmaceutical Industries Ltd. sponsored ADR	244,382	13,076,881
		54,185,796

TOTAL HEALTH CARE		332,373,545

INDUSTRIALS - 14.1%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.	140,478	10,629,970
Esterline Technologies Corp. (a)	78,644	5,038,721
Huntington Ingalls Industries, Inc.	74,400	10,188,336
Rockwell Collins, Inc.	138,600	12,780,306
Textron, Inc.	561,263	20,463,649
		59,100,982
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	105,300	7,816,419
FedEx Corp.	112,946	18,378,573
		26,194,992
Airlines - 1.5%
Allegiant Travel Co.	17,100	3,044,826
Copa Holdings SA Class A	23,000	1,558,250
Southwest Airlines Co.	247,862	11,104,218
Spirit Airlines, Inc. (a)	468,645	22,485,587
		38,192,881
Building Products - 0.6%
A.O. Smith Corp.	68,200	5,204,342
Lennox International, Inc.	70,389	9,515,889
		14,720,231
Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	36,400	1,484,028
G&K Services, Inc. Class A	66,800	4,893,100
Herman Miller, Inc.	90,800	2,804,812
HNI Corp.	62,080	2,431,674
KAR Auction Services, Inc.	106,592	4,065,419
Knoll, Inc.	334,800	7,248,420
Matthews International Corp. Class A	11,141	573,427
Multi-Color Corp.	11,800	629,530
Republic Services, Inc.	101,552	4,838,953
		28,969,363
Construction & Engineering - 1.1%
EMCOR Group, Inc.	289,421	14,065,861
Jacobs Engineering Group, Inc. (a)	247,476	10,777,580
Quanta Services, Inc. (a)	123,151	2,778,287
		27,621,728
Electrical Equipment - 0.1%
AMETEK, Inc.	67,200	3,358,656
Rockwell Automation, Inc.	2,700	307,125
		3,665,781
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	73,156	13,370,722
Machinery - 3.8%
AGCO Corp.	215,400	10,705,380
Colfax Corp. (a)	253,580	7,249,852
Cummins, Inc.	6,857	753,859
Deere & Co. (b)	117,100	9,015,529
IDEX Corp.	5,654	468,604
Ingersoll-Rand PLC	201,472	12,493,279
Manitowoc Co., Inc. (b)	289,643	1,254,154
Mueller Industries, Inc.	236,240	6,950,181
Rexnord Corp. (a)	1,164,195	23,540,023
Stanley Black & Decker, Inc.	25,500	2,682,855
Valmont Industries, Inc.	46,223	5,724,256
Wabtec Corp.	46,340	3,674,299
Woodward, Inc.	169,641	8,824,725
Xylem, Inc.	110,200	4,507,180
		97,844,176
Professional Services - 0.7%
CEB, Inc.	72,300	4,679,979
Dun & Bradstreet Corp.	133,084	13,718,299
		18,398,278
Road & Rail - 0.8%
ArcBest Corp.	10,300	222,377
CSX Corp.	63,900	1,645,425
J.B. Hunt Transport Services, Inc.	17,700	1,491,048
Old Dominion Freight Lines, Inc. (a)	82,000	5,708,840
Saia, Inc. (a)	241,724	6,804,531
Swift Transporation Co. (a)(b)	198,200	3,692,466
		19,564,687
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	334,488	10,743,755
Misumi Group, Inc.	254,400	3,641,551
WESCO International, Inc. (a)	37,200	2,033,724
		16,419,030

TOTAL INDUSTRIALS		364,062,851

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc.	258,845	2,738,580
CommScope Holding Co., Inc. (a)	376,491	10,511,629
F5 Networks, Inc. (a)	140,955	14,920,087
Harris Corp.	2,900	225,794
		28,396,090
Electronic Equipment & Components - 4.6%
Amphenol Corp. Class A	17,300	1,000,286
Arrow Electronics, Inc. (a)	188,823	12,162,089
Avnet, Inc.	240,337	10,646,929
Belden, Inc.	292,400	17,947,512
CDW Corp.	588,351	24,416,567
IPG Photonics Corp. (a)	103,500	9,944,280
Jabil Circuit, Inc.	85,500	1,647,585
Keysight Technologies, Inc. (a)	128,747	3,571,442
Littelfuse, Inc.	9,900	1,218,789
Methode Electronics, Inc. Class A	171,200	5,005,888
TE Connectivity Ltd.	229,330	14,200,114
Trimble Navigation Ltd. (a)	527,600	13,084,480
Zebra Technologies Corp. Class A (a)	52,700	3,636,300
		118,482,261
Internet Software & Services - 0.7%
Alphabet, Inc. Class C	18,373	13,686,966
Tencent Holdings Ltd.	180,200	3,684,075
		17,371,041
IT Services - 9.6%
Alliance Data Systems Corp. (a)	61,805	13,597,100
Blackhawk Network Holdings, Inc. (a)	483,350	16,578,905
Broadridge Financial Solutions, Inc.	103,954	6,165,512
Euronet Worldwide, Inc. (a)	300,991	22,306,443
EVERTEC, Inc.	251,456	3,515,355
Fidelity National Information Services, Inc.	279,643	17,704,198
Fiserv, Inc. (a)	121,394	12,452,597
FleetCor Technologies, Inc. (a)	129,664	19,287,520
Genpact Ltd. (a)	922,343	25,078,506
Global Payments, Inc.	597,942	39,045,605
Maximus, Inc.	134,700	7,090,608
Syntel, Inc. (a)	12,700	634,111
The Western Union Co.	549,900	10,607,571
Total System Services, Inc.	505,747	24,063,442
Vantiv, Inc. (a)	192,000	10,344,960
Visa, Inc. Class A	135,300	10,347,744
Xerox Corp.	881,915	9,842,171
		248,662,348
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	19,700	1,166,043
Atmel Corp.	578,600	4,698,232
Cree, Inc. (a)(b)	257,900	7,504,890
Intersil Corp. Class A	214,800	2,871,876
Maxim Integrated Products, Inc.	197,300	7,256,694
Microchip Technology, Inc.	35,052	1,689,506
NVIDIA Corp.	488,443	17,403,224
NXP Semiconductors NV (a)	245,938	19,938,194
Qorvo, Inc. (a)	25,050	1,262,771
Semtech Corp. (a)	141,899	3,120,359
		66,911,789
Software - 3.4%
Activision Blizzard, Inc.	470,840	15,933,226
Cadence Design Systems, Inc. (a)	455,500	10,740,690
Electronic Arts, Inc. (a)	383,210	25,334,013
Fair Isaac Corp.	107,300	11,383,457
Intuit, Inc.	62,906	6,542,853
Parametric Technology Corp. (a)	289,973	9,615,505
Symantec Corp.	46,400	852,832
Synopsys, Inc. (a)	141,300	6,844,572
		87,247,148
Technology Hardware, Storage & Peripherals - 1.1%
EMC Corp.	353,067	9,409,236
NEC Corp.	566,000	1,423,235
SanDisk Corp.	136,900	10,415,352
Western Digital Corp.	166,100	7,846,564
		29,094,387

TOTAL INFORMATION TECHNOLOGY		596,165,064

MATERIALS - 3.3%
Chemicals - 2.2%
Albemarle Corp. U.S.	284,546	18,191,026
Ashland, Inc.	28,257	3,107,140
Eastman Chemical Co.	175,300	12,661,919
Ferro Corp. (a)	547,104	6,494,124
Innospec, Inc.	5,100	221,136
PolyOne Corp.	300,557	9,091,849
PPG Industries, Inc.	34,200	3,812,958
Praxair, Inc.	34,200	3,914,190
W.R. Grace & Co. (a)	4,800	341,664
		57,836,006
Containers & Packaging - 0.5%
Aptargroup, Inc.	62,200	4,877,102
WestRock Co.	181,100	7,068,333
		11,945,435
Metals & Mining - 0.4%
B2Gold Corp. (a)	2,774,500	4,614,375
New Gold, Inc. (a)	671,800	2,508,743
Randgold Resources Ltd. sponsored ADR	22,000	1,997,820
		9,120,938
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	309,500	6,412,840

TOTAL MATERIALS		85,315,219

UTILITIES - 0.8%
Electric Utilities - 0.6%
Exelon Corp.	354,900	12,726,714
OGE Energy Corp.	96,817	2,771,871
		15,498,585
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	58,500	887,445
Dynegy, Inc. (a)	113,108	1,625,362
		2,512,807
Multi-Utilities - 0.1%
CMS Energy Corp.	52,627	2,233,490
NiSource, Inc.	22,154	521,948
		2,755,438

TOTAL UTILITIES		20,766,830

TOTAL COMMON STOCKS
(Cost $2,191,362,414)		2,424,540,865

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $2,882,947)	140,930	3,454,194

Money Market Funds - 8.0%
Fidelity Cash Central Fund, 0.39% (c)	159,942,876	159,942,876
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	45,636,113	45,636,113
TOTAL MONEY MARKET FUNDS
(Cost $205,578,989)		205,578,989
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $2,399,824,350)		2,633,574,048
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(53,063,691)
NET ASSETS - 100%		$2,580,510,357

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,084
Fidelity Securities Lending Cash Central Fund	69,030
Total	$130,114

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$412,883,620	$412,883,620	$--	$--
Consumer Staples	51,809,611	51,809,611	--	--
Energy	79,018,392	79,018,392	--	--
Financials	485,599,927	485,599,927	--	--
Health Care	332,373,545	332,373,545	--	--
Industrials	364,062,851	364,062,851	--	--
Information Technology	596,165,064	592,480,989	3,684,075	--
Materials	85,315,219	85,315,219	--	--
Utilities	20,766,830	20,766,830	--	--
Money Market Funds	205,578,989	205,578,989	--	--
Total Investments in Securities:	$2,633,574,048	$2,629,889,973	$3,684,075	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $2,405,534,341. Net unrealized appreciation aggregated $228,039,707, of which $430,120,302 related to appreciated investment securities and $202,080,595 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016